Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Disclosure of Inventories

	SA Rand
Figures in million	2024	2023
Final gold in lock-up	180	138
Work in process, ore stockpiles and finished inventories (a)	1 533	1 095
Consumables at weighted average cost (net of provision)	2 070	2 170
Total inventories	3 783	3 403
Non-current portion of final gold in lock-up included in Other non-current assets	(180)	(138)
Total current portion of inventories	3 603	3 265
Included in the balance above is:
Inventory valued at net realisable value[1]	145	138
[1]    The inventory at net realisable value relates to non-current gold in lock-up.

(a)The increase is mainly due to a 301kg increase in gold stock volume in South African operations, combined with a higher cost per kilogram attributable to the gold stock at Hidden Valley, together accounting for R411 million of the increase.

During the year, the provision for slow-moving and redundant stock decreased by R12 million (2023: increase of R85 million). The total provision at 30 June 2024 was R480 million (2023: R492 million).